Schedule of Investments (unaudited)	iShares® Mortgage Real Estate ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Diversified REITs — 2.9%
iStar Inc.(a)	1,448,459	$37,413,696
Mortgage REITs — 95.2%
AG Mortgage Investment Trust Inc.	339,188	3,476,677
AGNC Investment Corp.	8,343,406	125,484,826
Angel Oak Mortgage Inc.	156,008	2,555,411
Annaly Capital Management Inc.	22,245,236	173,957,746
Apollo Commercial Real Estate Finance Inc.	3,019,004	39,730,093
Arbor Realty Trust Inc.	3,096,407	56,726,176
Ares Commercial Real Estate Corp.	942,199	13,699,573
ARMOUR Residential REIT Inc.	1,915,188	18,787,994
Blackstone Mortgage Trust Inc., Class A	2,487,405	76,164,341
BrightSpire Capital Inc.	1,815,091	18,622,834
Broadmark Realty Capital Inc.	2,763,045	26,055,514
Cherry Hill Mortgage Investment Corp.	385,057	3,184,421
Chimera Investment Corp.	3,619,604	54,583,628
Dynex Capital Inc.	777,088	12,985,140
Ellington Financial Inc.	1,158,829	19,804,388
Franklin BSP Realty Trust Inc.	774,757	11,574,870
Granite Point Mortgage Trust Inc.	1,152,797	13,499,253
Great Ajax Corp.	467,023	6,146,023
Hannon Armstrong Sustainable Infrastructure Capital Inc.	1,009,866	53,644,082
Invesco Mortgage Capital Inc.	6,773,791	18,831,139
KKR Real Estate Finance Trust Inc.	760,795	15,847,360
Ladder Capital Corp.	2,444,651	29,311,365
MFA Financial Inc.	9,524,563	43,432,007
New Residential Investment Corp.	6,886,845	73,758,110
New York Mortgage Trust Inc.	8,167,687	30,383,796
Orchid Island Capital Inc.	2,925,411	13,164,350
PennyMac Mortgage Investment Trust	2,108,413	36,538,797
Security	Shares	Value
Mortgage REITs (continued)
Ready Capital Corp.	1,286,813	$20,112,887
Redwood Trust Inc.	2,467,588	32,547,486
Starwood Property Trust Inc.	4,608,614	111,989,320
TPG RE Finance Trust Inc.	1,290,694	15,901,350
Two Harbors Investment Corp.	7,402,763	42,713,943
Western Asset Mortgage Capital Corp.	1,286,447	2,714,403
		1,217,929,303

Total Common Stocks — 98.1% (Cost: $1,239,120,909)		1,255,342,999

Short-Term Investments

Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(b)(c)(d)	211,611	211,674
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(b)(c)	300,000	300,000
		511,674
Total Short -Term Investments — 0.1% (Cost: $511,695)		511,674
Total Investments in Securities — 98.2% (Cost: $1,239,632,604)		1,255,854,673
Other Assets, Less Liabilities — 1.8%		23,617,073
Net Assets — 100.0%		$1,279,471,746

(a)	All or a portion of this security is on loan.

(b)	Affiliate of the Fund.

(c)	Annualized 7-day yield as of period end.

(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$18,563	$193,437	(a)	$—		$(278)	$(48)	$211,674	211,611	$1,303	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	360,000	—		(60,000	)(a)	—	—	300,000	300,000	109		—
						$(278)	$(48)	$511,674		$1,412		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Mortgage Real Estate ETF
December 31, 2021

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index	536	03/18/22	$24,249	$93,571

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$1,255,342,999	$—	$—	$1,255,342,999
Money Market Funds	511,674	—	—	511,674
	$1,255,854,673	$—	$—	$1,255,854,673
Derivative financial instruments(a)
Assets
Futures Contracts	$93,571	$—	$—	$93,571

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust

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